Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020
Operating activities
Net income (loss) for the period	$ (2,164,454)	$ 12,864,248	$ 9,843,495	$ (6,402,277)	$ (31,321,791)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,411,657	(300,475)	793,357	1,730,308	1,047,388
Depreciation expense	106,808	172,259	178,744	239,904	123,956
Change in derivative liability	(10,503,941)	(18,538,380)	(22,172,679)	(12,300,453)	18,843,947
Units issued for services		1,060,858
Interest expense		2,143,840	8,219
Foreign exchange loss (gain)		233,059
Amortization of EPA discount		631,701
Gain on fair value of convertible debt derivatives		(3,041,056)
Gain on EPA debt extinguishment		(8,614,103)
Accretion expense	118,388				359,267
Finance costs	360,000	264,435			30,000
Loss on loan extinguishment					9,407
Imputed interest expense on lease liability	10,038	1,834	10,632	12,696	27,062
Foreign exchange loss (gain) on re-translation of lease (Note 8)	13,334	718	1,434	2,165	(10,766)
Loss on debt settlement	875,861		56,146	56,146	1,056,296
Loss on private placement	940,290
Share issuance costs	947,156
Changes in operating assets and liabilities:
Accounts receivable	(21,340)	(81,618)	(13,632)	(12,598)	(35,828)
Prepaid mine acquisition costs				(260,463)
Restricted cash		(9,476,000)
Deposit on plant demobilization		(1,000,000)
Prepaid finance costs		393,640		(393,640)
Prepaid expenses	(274,211)	(1,064,109)	72,933	76,112	(67,542)
Accounts payable	(1,775,211)	947,699	606,056	(128,774)	1,403,873
Accrued liabilities	(549,489)	526,322	1,243,042	787,363	300,211
Accrued EPA water treatment	826,662	(903,565)		1,974,656	1,019,878
EPA cost recovery payable	3,000,000	(2,000,000)		3,000,000	3,000,000
Interest payable – EPA		(113,579)
Other liabilities					(11,117)
Interest payable	197,727	(639,402)		246,702	278,545
Net cash used in operating activities	(6,480,725)	(26,531,674)	(9,372,253)	(11,372,153)	(3,947,214)
Investing activities
Purchase of spare inventory		(341,004)
Land purchase		(202,000)
Bunker Hill mine purchase		(5,524,322)
Mine improvements		(356,149)
Purchase of Process plant		(2,815,398)
Deposit on mining interest	(2,000,000)
Purchase of machinery and equipment	(280,701)	(316,600)	(94,693)	(94,693)	(219,528)
Net cash used in investing activities	(2,280,701)	(9,555,473)	(94,693)	(94,693)	(219,528)
Financing activities
Proceeds from issuance of shares, net of issue costs	13,315,538	7,769,745	6,008,672	6,013,439	2,428,530
Proceeds from convertible debentures		29,000,000
Proceeds from warrants exercised					417,006
Shares to be issued					549,363
Lease payments	(61,504)	(64,828)	(97,138)	(129,191)	(120,690)
Proceeds from promissory note	840,000		2,500,000	2,500,000	1,084,536
Repayment of promissory note	(1,825,920)	(1,000,000)			(158,094)
Net cash provided by financing activities	12,268,114	35,704,917	8,411,534	8,384,248	4,200,651
Net change in cash	3,506,688	(382,230)	(1,055,412)	(3,082,598)	33,909
Cash, beginning of period	61,973	486,063	3,568,661	3,568,661	28,064
Cash, end of period	3,568,661	103,833	2,513,249	486,063	61,973
Non-cash activities
Units issued to settle accounts payable and accrued liabilities	1,085,115	228,421	188,607	188,146	717,673
Units issued to settle interest payable	$ 1,600,000	643,906			$ 300,000
Mill purchase for shares and warrants		3,243,296
Units issued to settle DSU/RSU/Bonuses		$ 872,399